OTHER ACCOUNTS RECEIVABLE - Disclosure of detailed information about other accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other accounts receivable [Abstract]
Prepaid expenses	$ 1,488	$ 2,715
Government authorities	1,557	2,338
Related parties	83	11
Indemnification asset	0	2,112
Other receivables	195	7,304
Total other accounts receivable	$ 3,323	$ 14,482